Investment	3 Months Ended
Dec. 31, 2024
Investment [Abstract]
INVESTMENT

NOTE 6 – INVESTMENT

The Company acquired 5.0% of the issued and outstanding ordinary shares of a private entity focused on digital asset management that has received regulatory approval to launch the world’s first tier one Bitcoin exchange-traded fund (“ETF”) during December 2021. The changes in the carrying value of the investment accounted for under the measurement alternative are presented below:

	Three months ended December 31,	Year Ended September 30,
	2024	2024	2023
Carrying amount, beginning of period	$—	$391,217	$6,602,000
Impairment loss	—	(391,217)	(6,210,783)
Carrying amount, end of period	$—	$—	$391,217

In December 2024, the Company sold 100% of the ordinary shares in the private entity that it owned for GPB 51,585 ($64,734 at December 31, 2024) and recognized a gain on sale of investment totaling $63,759 as a component of other income (expense) on the accompanying statements of operations and comprehensive loss.